SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Guarantee Service) (Details) - Dongsheng Guarantee [Member] - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Loss Contingencies [Line Items]
Maximum guarantee issued	$ 47,929,839	$ 67,314,661
Value of net assets held by Dongsheng Guarantee used to calculate maximum guarantee obligation to customers	$ 219,000,000	$ 205,000,000